Cover	Dec. 30, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Registrant hereby amends its Current Report on Form 8-K previously filed on December 30, 2025 (the “Original Form 8-K”) solely to include a conformed signature that was inadvertently omitted from the signature page. Except as described in this Explanatory Note, this Current Report on Form 8-K/A does not change the Original Form 8-K.
Document Period End Date	Dec. 30, 2025
Entity File Number	001-33135
Entity Registrant Name	Regional Health Properties, Inc.
Entity Central Index Key	0001004724
Entity Tax Identification Number	81-5166048
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	1050 Crown Pointe Parkway
Entity Address, Address Line Two	Suite 720
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30338
City Area Code	(678)
Local Phone Number	869-5116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false